Revenue - Contract liabilities from contracts with customers (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Contract liabilities
-Current portion	¥ (292,887)	¥ (361,522)
-Non-current portion	(46,754)	(51,658)
Total contract liabilities	(339,641)	(413,180)	¥ (326,866)
Trade and other receivables
Receivables, Contract Liabilities From Contracts With Customers [Line Items]
Receivables	¥ 305,963	¥ 290,681